Prepaid Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses [Abstract]
Prepaid expenses and other		$ 17	$ 4
Prepaid investor relations		6	6
Prepaid consulting fees	$ 57	9
Prepaid legal fees	50	0
Prepaid Nasdaq fees	22	0
Prepaid Advertising	40	6
Prepaid other expenses	18	8
Total prepaid expenses	$ 187	$ 23	$ 10